As filed with the Securities and Exchange Commission on October 27, 1995.

Registration No. 33-39020
(The 59 Wall Street U.S. Treasury Money Fund)



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                      AND


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 30


                            THE 59 WALL STREET TRUST

               (Exact name of Registrant as specified in charter)


                               6 St. James Avenue
                          Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)


           Registrant's Telephone Number, Including Area Code: (617)423-0800


                               PHILIP W. COOLIDGE

                6 St. James Avenue, Boston, Massachusetts 02116

                    (Name and Address of Agent for Service)

                                    Copy to:

                         JOHN E. BAUMGARDNER, JR., ESQ.

                              Sullivan & Cromwell

                   125 Broad Street, New York, New York 10004


It is proposed that this filing will become effective (check appropriate box)



[ ] immediately  upon filing  pursuant to pursuant to paragraph (b)
[X] on October 27, 1995 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph (a) i)
[ ] on (date)  pursuant to paragraph  (a)(i)
[ ] 75 days afterfiling pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of its shares of common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the Notice required by Rule 24f-2 on August 29, 1995, for Registrant's fiscal year ending June 30, 1995.

                                EXPLANATORY NOTE



         This  Amendment  (the  "Amendment")  to the  Registrant's  Registration
Statement includes a prospectus (the "U.S. Treasury Money Fund Prospectus") relating only to The 59 Wall Street U.S. Treasury Money Fund (the "Fund"), a series of shares of the Registrant. Another series of shares of the Registrant is being offered by the prospectus (the "Money Market Fund Prospectus") which was included in Part A of Amendment No. 29 ("Amendment No. 29") to the Registrant's Registration Statement. A third series of the Registrant is being offered by the prospectus (the "Tax Free Short/Intermediate Fixed Income Fund Prospectus") which was included in Part A of Amendment No. 31 ("Amendment 31") to the Registrant's Registration Statement. The Amendment does not relate to, amend or otherwise affect the Money Market Fund Prospectus or the Tax Free Short/Intermediate Fixed Income Fund Prospectus, which are hereby incorporated by reference from Amendments No. 29 and 31, respectively.

                             CROSS REFERENCE SHEET
                          (as required by Rule 404(c))



PART A ITEM NO.:  Prospectus Headings.

1.      COVER PAGE:  Cover Page.

2.      SYNOPSIS:  Expense Table.

3.      CONDENSED FINANCIAL INFORMATION:  Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Investment Objective and Policies; Description of Shares; Investment Restrictions.

5.      MANAGEMENT OF THE FUND:  Management of the Trust; Expense Table.

5a.     MANAGEMENT'S DESCRIPTION OF FUND PERFORMANCE:  Not applicable
        .
6. CAPITAL STOCK AND OTHER SECURITIES: Description of Shares; Purchase of Shares; Dividends and Distributions; Taxes.

7. PURCHASE OF SECURITIES BEING OFFERED: Management of the Trust; Purchase of Shares; Net Asset Value; Dividends and Distributions.

8.      REDEMPTION OR REPURCHASE: Redemption of Shares.

9.      PENDING LEGAL PROCEEDINGS:  Not Applicable.

PART B ITEM NO.:  Statement of Additional Information Heading.

10.     COVER PAGE:  Cover Page.

11.     TABLE OF CONTENTS:  Table of Contents.

12.     GENERAL INFORMATION AND HISTORY:  Not Applicable.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objective and Policies; Investment Restrictions.

14.     MANAGEMENT OF THE FUND:  Trustees and Officers.

15.     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES:
        Trustees and Officers.

16.     INVESTMENT ADVISORY AND OTHER SERVICES:  Administrator;
        Distributor; Investment Adviser.

17.     BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio
        Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Description of Shares (in the Prospectus); Massachusetts Trust.

19.     PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED:
         Net Asset Value.

20.     TAX STATUS:  Federal Taxes.

21.     UNDERWRITERS:  Administrator; Distributor.

22.     CALCULATION OF PERFORMANCE DATA:  Not Applicable.

23.     FINANCIAL STATEMENTS:  Financial Statements.

PART C


Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                            U.S. Treasury Money Fund


                                   PROSPECTUS
                                November 1, 1995


                                  [LOGO] PHOTO

================================================================================

PROSPECTUS

                   The 59 Wall Street U.S. Treasury Money Fund

                 6 St. James Avenue, Boston, Massachusetts 02116

================================================================================

     The 59 Wall Street U.S. Treasury Money Fund is an open-end investment company which is a separate diversified portfolio of The 59 Wall Street Trust. Shares of the Fund are offered by this Prospectus.

     The Fund is a type of mutual fund commonly known as a money market fund. It is designed to be a cost effective and convenient means of making substantial investments in money market instruments. The Fund's investment objective is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The net asset value of each of the Fund's shares is expected to remain constant at $1.00. There can be no assurance that the investment objective of the Fund will be achieved or that the net asset value per share will not vary.

     Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman & Co., and the shares are not insured by the Federal Deposit Insurance Corporation or any other federal, state or other governmental agency.

   The Trust seeks to achieve the investment objective of the Fund by investing only in short-term securities backed as to principal and interest payments by the full faith and credit of the United States of America. Although investments held for the Fund are issued by the U.S. Government, an investment in the Fund is not insured or guaranteed by the U.S. Government.

     Dividends from the Fund which are derived from interest on direct obligations of the U.S. Government are generally expected to be exempt from state and local income taxes in all states. However, a shareholder of the Fund is subject to federal income tax on the dividends and capital gain distributions received from the Fund.

     Brown Brothers Harriman & Co. is the investment adviser to, and the administrator and shareholder servicing agent of the Fund. Shares of the Fund are offered at net asset value without a sales charge to customers of Brown Brothers Harriman & Co. and to other investors of means.


     This Prospectus, which investors are advised to read and retain for future reference, sets forth concisely the information about the Fund that a prospective investor ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated November 1, 1995. This information is incorporated herein by reference and is available without charge upon request from the Fund's distributor, 59 Wall Street Distributors, Inc., 6 St. James Avenue, Boston, Massachusetts 02116.


--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                The date of this Prospectus is November 1, 1995.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Expense Table .............................................................    3
Financial Highlights ......................................................    4
Investment Objective and Policies .........................................    4
Investment Restrictions ...................................................    5
Purchase of Shares ........................................................    6
Redemption of Shares ......................................................    7
Management of the Trust ...................................................    8
Net Asset Value ...........................................................   12
Dividends and Distributions ...............................................   12
Taxes .....................................................................   13
Description of Shares .....................................................   14
Additional Information ....................................................   15





                          TERMS USED IN THIS PROSPECTUS


Trust ...............................................          The 59 Wall Street Trust
Fund ................................................          The 59 Wall Street U.S. Treasury Money Fund
Investment Adviser and Administrator.................          Brown Brothers Harriman & Co.
Subadministrator.....................................          59 Wall Street Administrators, Inc.
                                                                   ("59 Wall Street Administrators")
Distributor..........................................          59 Wall Street Distributors, Inc.
                                                                   ("59 Wall Street Distributors")
1940 Act.............................................          The Investment Company Act of 1940, as amended.

EXPENSE TABLE
================================================================================

     The following table provides (i) a summary of estimated expenses relating to purchases and sales of shares of the Fund, and the aggregate annual operating expenses of the Fund, as a percentage of average net assets of the Fund, and
(ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Fund.

                        SHAREHOLDER TRANSACTION EXPENSES

Sales Load Imposed on Purchases.......................................     None
Sales Load Imposed on Reinvested Dividends............................     None
Deferred Sales Load...................................................     None
Redemption Fee........................................................     None


                         ANNUAL FUND OPERATING EXPENSES
                     (as a percentage of average net assets)


Investment Advisory Fee.....................................        0.15%
12b-1 Fee...................................................        None
Other Expenses
  Administration Fee .......................................   0.100%
  Shareholder Servicing/Eligible Institution Fee............   0.225
  Other Expense Reimbursement Fee...........................   0.075      0.40
                                                               -----      ----
Total Fund Operating Expenses...............................              0.55%
                                                                          ====



   Example                                              1 year     3 years     5 years     10 years
   -------                                              ------     -------     -------     --------
A shareholder of the Fund would pay the following
   expenses on a $1,000  investment, assuming (1)
   5% annual return, and (2) redemption at the end
   of each time period:...........................         $6        $18         $31         $69
                                                           --        ---         ---         ---

     The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. In connection with the Example, please note that $1,000 is currently less than the Fund's minimum purchase requirement. The purpose of this table is to assist investors in understanding the various costs and expenses that shareholders of the Fund bear directly or indirectly.


     Under an agreement dated July 1, 1993, 59 Wall Street Administrators pays the Fund's expenses, other than fees paid to Brown Brothers Harriman & Co. under the Trust's Administration Agreement and Investment Advisory Agreement and other than expenses relating to the organization of the Fund. Had this expense reimbursement agreement not been in place, the total Fund operating expenses would have been 0.58% of the Fund's average annual net assets and the shareholder expenses in the example above would have been $6, $19, $32, and $73, respectively. This agreement will terminate on February 1, 1996. At that time, the Trustees of the Trust believe that, assuming the Fund's current asset level, the total operating expenses of the Fund may increase to approximately 0.58% of its average annual net assets. (See "Expense Reimbursement Agreement".)


     For more information with respect to the expenses of the Fund see "Management of the Trust" herein.

FINANCIAL HIGHLIGHTS
================================================================================


     The following information for the fiscal years ended June 30, 1995, 1994, 1993 and 1992 and the period March 12, 1991 (commencement of operations) to June 30, 1991 has been audited by Deloitte & Touche LLP, independent auditors. This information should be read in conjunction with the financial statements and notes thereto, which appear in the Statement of Additional Information. The ratios of expenses and net investment income to average net assets are not indicative of future ratios.



                                                                                                      For the period
                                                                                                      March 12, 1991
                                                         For the years ended June 30,                 (commencement
                                             ----------------------------------------------------     of operations)
                                                1995          1994           1993          1992      to June 30, 1991
                                             --------       --------      ---------     ---------    ----------------

Net asset value, beginning of period.......  $   1.00       $   1.00      $    1.00     $    1.00       $   1.00
Income from investment operations:
  Net investment income....................      0.05           0.03           0.03          0.04           0.02
Dividends to shareholders from net
    investment income......................     (0.05)         (0.03)         (0.03)        (0.04)         (0.02)
                                             --------       --------      ---------     ---------       --------
Net asset value, end of period.............  $   1.00       $   1.00      $    1.00     $    1.00       $   1.00
                                             ========       ========      =========     =========       ========
Total return...............................      4.67%*         2.74%          2.75%         4.48%          5.45%**
Ratios/supplemental data:
  Net assets, end of period (000's omitted)  $144,969        141,731        136,584       118,706         70,241
  Ratio of expenses to average net assets .      0.55%*         0.55%          0.55%         0.55%          0.55%**
  Ratio of net investment income to
    average net assets.....................      4.52%          2.72%          2.70%         4.35%          5.27%**

-----------
 * Had the expense reimbursement agreement not been in place, the ratio of expenses to average net assets, for the years ended June 30, 1995, 1994, 1993 and 1992 and the period March 12, 1991 (commencement of operations) to
    June 30, 1991, would have been 0.58%,  0.57%,   0.55%,  0.56%,  and  0.74%,
    respectively. For the same periods, the total return of the Fund would have been 4.64%, 2.72%, 2.75%, 4.47%, and 5.26%, respectively.


**  Annualized.

INVESTMENT OBJECTIVE AND POLICIES
================================================================================

     The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

     The investment objective of the Fund is a fundamental policy and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities as defined in the 1940 Act". (See "Additional Information" in this Prospectus.) However, the investment policies of the Fund as described below are not fundamental and may be changed without such approval.

     Investments for the Fund mature or are deemed to mature within 397 days from the date of purchase and the average maturity of the investments held by the Fund (on a dollar-weighted basis) is 90 days or less.

     Assets of the Fund are invested only in securities backed as to principal and interest payments by the full faith and credit of the United States of America. These securities are issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds as well as unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury.

     The Trust may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as the Fund. Shareholders will receive 30 days prior written notice with respect to any such investment.

                                  Risk Factors

     Although  investments held for the Fund are issued by the U.S.  Government, an investment in the Fund is not insured or guaranteed by the U.S. Government. The portfolio is subject to interest rate risk which causes fluctuations in the amount of daily dividends, and, in extreme cases, could cause the net asset value per share of the Fund to deviate from $1.00 per share. Interest rate risk refers to the price fluctuation of a debt security in response to changes in interest rates. In general, short-term securities have relatively small fluctuations in price in a response to general changes in interest rates.

                               Portfolio Brokerage

     Although the Fund generally holds investments until maturity and does not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if it believes such disposition advisable.

     U.S. Treasury securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible transactions on behalf of the Fund are entered directly with the issuer or market maker for the securities involved. Purchases from dealers serving as market makers may include a spread between the bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the Investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who furnish research and other services to the Fund and or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; and appraisals or evaluations of portfolio securities. (See "Portfolio Transactions" in the Statement of Additional Information.)

     On those occasions when Brown Brothers Harriman & Co. deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers, Brown Brothers Harriman & Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman & Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

INVESTMENT RESTRICTIONS
================================================================================

     The Statement of Additional Information for the Fund includes a listing of the specific investment restrictions which govern the Fund's investment policies. Certain of these investment restrictions are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities as defined in the 1940 Act" (see "Additional Information" in this Prospectus), including a restriction that, excluding the investment of all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, not more than 10% of the net assets of the Fund may be invested in securities that are subject to legal or contractual restrictions on resale.

     As a non-fundamental policy, money is not borrowed in an amount in excess of 10% of the assets of the Fund. It is intended that money will be borrowed only from banks and only either to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations. Securities are not purchased for the Fund at any time at which the amount of its borrowings exceed 5% of its assets.

     Also, as a non-fundamental policy, up to 5% of the Fund's assets may be invested in repurchase agreements although it is the intention of the Adviser to do so only when other means of efficiently investing cash flows are unavailable. All repurchase agreement transactions are collateralized by U.S. Treasury securities and are entered into only with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. A shareholder of the Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Fund's income which is derived from repurchase agreements to the extent practicable.


     The Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of its total assets is represented by cash; securities issued by the U.S. Government, its agencies and instrumentalities; and other securities limited in respect of any one company to an amount no greater than 5% of the Fund's total assets (other than securities issued by the U.S. Government, its agencies or instrumentalities).


PURCHASE OF SHARES
================================================================================


     An investor may open a Fund account only through 59 Wall Street Distributors, the Fund's exclusive Distributor. The Fund's Shareholder Servicing Agent (see page 9) and each Eligible Institution (see page 10) may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for their respective customers. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept.


     Shares of the Fund are offered on a continuous basis at their net asset value without a sales charge. Shares of the Fund may be purchased on any day the New York Stock Exchange is open for regular trading and New York banks are open for business if the Trust receives the purchase order and acceptable payment for such order prior to 11:00 A.M., New York time. Purchases of Fund shares are then executed at the net asset value per share next determined on that same day. Dividends are earned on the day that the purchase is executed.

     An investor who has a custody account with Brown Brothers Harriman & Co. may place purchase orders for Fund shares with the Trust through Brown Brothers Harriman & Co., which as an Eligible Institution holds such shares in its name on behalf of that customer. For such a customer, Brown Brothers Harriman & Co. arranges for the payment of the purchase price of Fund shares so that a purchase order placed prior to 11:00 A.M., New York time is executed on the day it is placed. Brown Brothers Harriman & Co. has established for its customers a minimum initial purchase requirement for the Fund of $5,000 and a minimum subsequent purchase requirement for the Fund of $1,000, except that the minimum initial and minimum subsequent purchase requirements for individual retirement accounts, 401(k) plans and defined contribution plans are $1,000.

     An investor who does not have a custody account with Brown Brothers Harriman & Co. must place purchase orders for Fund shares with the Trust through the Fund's Shareholder Servicing Agent. Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares to the Trust's account at State Street Bank and Trust Company, the Trust's custodian bank. Such payment must be in the form of either (a) an inter-bank wire transfer of

"available funds" prior to 11:00 A.M., New York time, in which case a purchase order placed prior to 11:00 A.M., New York time is executed that day, or (b) a cashier's check drawn on a U.S. bank or a check certified by a U.S. bank, in which case a purchase order is executed after such a check has been converted into "available" funds, generally the next business day after the check is received for the Trust by State Street Bank and Trust Company. Brown Brothers Harriman & Co., the Fund's Shareholder Servicing Agent, has established a minimum initial purchase requirement for the Fund of $10,000 and a minimum subsequent purchase requirement for the Fund of $5,000.

     Inquiries regarding the manner in which purchases of Fund shares may be effected and other matters pertaining to the Fund should be directed to Brown Brothers Harriman & Co., an Eligible Institution and the Fund's Shareholder Servicing Agent. (See back cover for address and phone number.)

REDEMPTION OF SHARES
================================================================================

     Shares held by Brown Brothers Harriman & Co. on behalf of a shareholder may be redeemed by submitting a redemption request in good order to Brown Brothers Harriman & Co. Proceeds from the redemption of Fund shares are credited to the shareholder's account with Brown Brothers Harriman & Co.

     Shares held directly in the name of a shareholder on the books of the Trust may be redeemed by submitting a redemption request in good order to the Trust through the Fund's Shareholder Servicing Agent. (See back cover for address and phone number.) Proceeds resulting from such redemption are paid by the Trust directly to the shareholder.

     A redemption request in good order must be received by the Trust prior to 11:00 A.M., New York time on any day the New York Stock Exchange is open for regular trading and New York banks are open for business. Such a redemption is executed at the net asset value per share next determined on that same day. Proceeds of a redemption are paid in "available" funds generally on the day the redemption request is executed, and in any event within seven days.

     If a redemption request is received by the Trust after 11:00 A.M., New York time the redemption request is executed on the next business day. A shareholder continues to receive each daily dividend declared prior to the day on which a redemption request is executed.

     A shareholder redeeming shares should be aware that the net asset value of the Fund's shares may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed. (See "Net Asset Value".)

                            Redemptions By the Trust


     The Fund's Shareholder Servicing Agent (see page 9) and each Eligible Institution (see page 10) may establish and amend from time to time for their respective customers a minimum account size. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the shareholder's remaining shares may be redeemed. If such remaining shares are to be redeemed, the shareholder is so notified and is allowed 60 days to make an additional investment to enable the shareholder to meet the minimum requirement before the redemption is processed. Brown Brothers Harriman & Co., the Fund's Shareholder Servicing Agent, has established a minimum account size of $10,000 and Brown Brothers Harriman & Co., as an Eligible Institution, has established a minimum account size of $5,000 ($1,000 for eligible individual retirement accounts, 401(k) plans and defined contribution plans).


                         Further Redemption Information

     In the event a shareholder redeems all shares held in the Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

     An  investor  should  be aware  that  redemptions  from the Fund may not be
processed  if  a  completed  account   application  with  a  certified  taxpayer
identification number has not been received.

     A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed for up to seven days and for such other periods as the 1940 Act may permit. (See "Additional Information" in the Statement of Additional Information.)

MANAGEMENT OF THE TRUST
================================================================================

                              Trustees and Officers

     The Trustees, in addition to supervising the actions of the Administrator, Investment Adviser and Distributor of the Fund, as set forth below, decide upon matters of general policy. Because of the services rendered to the Trust by the Investment Adviser and the Administrator, the Trust itself requires no employees other than its officers, none of whom, other than the Chairman, receive compensation from the Fund and all of whom, other than the Chairman, are employed by 59 Wall Street Administrators. (See "Trustees and Officers" in the Statement of Additional Information.)

    The Trustees of the Trust are:

      J.V. Shields, Jr.
         Chairman and Chief Executive Officer of Shields & Company

      Eugene P. Beard
         Executive Vice President-Finance and Operations of The Interpublic
            Group of Companies

      David P. Feldman
         Corporate Vice President--Investment Management of AT&T

      Alan G. Lowy
         Private Investor

      Arthur D. Miltenberger
         Vice President and Chief Financial Officer of
            Richard K. Mellon and Sons

                               Investment Adviser

     The Investment Adviser to the Fund is Brown Brothers Harriman & Co., Private Bankers, a New York limited partnership established in 1818. The firm is subject to examination and regulation by the Superintendent of Banks of the State of New York and by the Department of Banking of the Commonwealth of Pennsylvania. The firm is also subject to supervision and examination by the Commissioner of Banks of the Commonwealth of Massachusetts.


     Brown Brothers Harriman & Co. provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Trust's Trustees, Brown Brothers Harriman & Co. makes the day-to-day investment decisions for the Fund, places the purchase and sale orders for the portfolio transactions of the Fund, and generally manages the Fund's investments. Brown Brothers Harriman & Co. provides a broad range of investment management services for customers in the United States and abroad. At June 30, 1995, it managed total assets of approximately $20 billion.

     As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by Brown Brothers Harriman & Co. under the Investment Advisory Agreement, Brown Brothers Harriman & Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.15% of the Fund's average daily net assets. Brown Brothers Harriman & Co. also receives an annual administration fee and shareholder servicing/eligible institution fee from the Fund equal to 0.10 and 0.225, respectively, of the average daily net assets of the Fund.


     The investment advisory services of Brown Brothers Harriman & Co. to the Fund are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman & Co. is free to and does render investment advisory services to others, including other registered investment companies.

     Pursuant to a license agreement between the Trust and Brown Brothers Harriman & Co. dated August 24, 1989, as amended as of December 15, 1993, the Trust may continue to use in its name "59 Wall Street", the current and historic address of Brown Brothers Harriman & Co. The agreement may be terminated by Brown Brothers Harriman & Co. at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between the Fund or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman & Co. Termination of the agreement would require the Trust to change its name and the name of the Fund to eliminate all reference to "59 Wall Street".

     Pursuant to license agreements between Brown Brothers Harriman & Co. and each of 59 Wall Street Administrators and 59 Wall Street Distributors (each a "Licensee"), dated June 22, 1993 and June 8, 1990, respectively, each Licensee may continue to use in its name "59 Wall Street", the current and historic address of Brown Brothers Harriman & Co., only if Brown Brothers Harriman & Co. does not terminate the respective license agreement, which would require the Licensee to change its name to eliminate all reference to "59 Wall Street".

                                  Administrator

     Brown Brothers Harriman & Co. acts as Administrator of the Trust. (See "Administrator" in the Statement of Additional Information.)

     In its capacity as Administrator, Brown Brothers Harriman & Co. administers all aspects of the Trust's operations subject to the supervision of the Trust's Trustees except as set forth below under "Distributor". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman & Co. (i) provides the Trust with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Fund's Custodian, Transfer and Dividend Disbursing Agent; (iii) provides the Trust with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Trust's registration statement and the Fund's prospectus, the printing of such documents for the purpose of filings with the Securities and Exchange Commission and state securities administrators, and the preparation of tax returns for the Trust and for the Fund and reports to the Fund's shareholders and the Securities and Exchange Commission.


     For the services rendered to the Trust and related expenses borne by Brown Brothers Harriman & Co., as Administrator, Brown Brothers Harriman & Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.10% of the Fund's average daily net assets.


     Pursuant to a Subadministrative Services Agreement with Brown Brothers Harriman & Co., 59 Wall Street Administrators performs such subadministrative duties for the Trust as are from time to time agreed upon by the parties. The offices of 59 Wall Street Administrators are located at 6 St. James Avenue, Boston, Massachusetts 02116. 59 Wall Street Administrators is a wholly-owned subsidiary of Signature Financial Group, Inc. ("SFG"). SFG is not affiliated with Brown Brothers Harriman & Co. 59 Wall Street Administrators' subadministrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trust, participation in the preparation of documents required for compliance by the Trust with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trust, and other functions that would otherwise be performed by the Administrator as set forth above. For performing such subadministrative services, 59 Wall Street Administrators receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator from the Fund.

                           Shareholder Servicing Agent

     The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman & Co. pursuant to which Brown Brothers Harriman & Co., as agent for the Fund, among other things: answers inquiries from shareholders of and prospective investors in the Fund regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Fund may reasonably request. For these services, Brown Brothers Harriman & Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.225% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an Eligible Institution.


                              Eligible Institutions


     The Trust has entered into an eligible institution agreement with Brown Brothers Harriman & Co. pursuant to which Brown Brothers Harriman & Co., as agent for the Trust with respect to shareholders of and prospective investors in the Fund who have a custody account with Brown Brothers Harriman & Co., among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, Brown Brothers Harriman & Co. receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.225% of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by customers for whom Brown Brothers Harriman & Co. was the holder or agent of record.


     The eligible institution agreement with Brown Brothers Harriman & Co. is non-exclusive and the Trust expects from time to time to enter into similar agreements with other financial institutions. At such time as any such similar agreement is entered into, references in this Prospectus to shareholders of and prospective investors in the Fund who have a custody account with Brown Brothers Harriman & Co. shall include such shareholders of and prospective investors in the Fund who have an account with the financial institution which entered into such other agreement, except as expressly stated in this Prospectus.


                         Expense Reimbursement Agreement



     Under an agreement dated July 1, 1993, 59 Wall Street Administrators pays the Fund's expenses (see "Expense Table"), other than fees paid to Brown
Brothers  Harriman  &  Co.  under  the  Trust's  Administration   Agreement  and
Investment Advisory Agreement and other than expenses relating to the organization of the Fund, subject to reimbursement by the Fund. To accomplish such reimbursement, 59 Wall Street Administrators receives an expense reimbursement fee from the Fund such that after such reimbursement the aggregate expenses of the Fund do not exceed an agreed upon annual rate, currently 0.55% of the average daily net assets of the Fund. Such expense reimbursement fees are computed daily and paid monthly. During the fiscal year ended June 30, 1995, 59 Wall Street Administrators incurred $389,200 in expenses on behalf of the Fund including shareholder servicing/eligible institution fees of $265,828 and received expense reimbursement fees of $344,275 from the Fund.

     The expense reimbursement fee agreement will terminate on the earlier of either (i) February 1, 1996, or (ii) the date on which the payments made thereunder equal the prior payment of such reimbursable expenses. Upon termination of this agreement, the Trustees of the Trust believe that, assuming the Fund's current asset level, the total operating expenses of the Fund may increase to approximately 0.58% of the Fund's average annual net assets.


     The expenses of the Fund paid by 59 Wall Street Administrators under the expense reimbursement agreement include the shareholder servicing/eligible institution fees; the compensation of the Trustees of the Trust; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute; fees and expenses of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Fund; insurance premiums; expenses of calculating the net asset value of shares of the Fund; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental officers and commissions; expenses of shareholder meetings; expenses relating to the issuance, registration and qualification of shares of the Fund; and expenses connected with the execution, recording and settlement of portfolio security transactions.

                                   Distributor

     59 Wall Street Distributors acts as exclusive Distributor of shares of the Fund. Its office is located at 6 St. James Avenue, Boston, Massachusetts 02116. 59 Wall Street Distributors is a wholly-owned subsidiary of SFG. SFG and its affiliates currently provide administration and distribution services for other registered investment companies. The Trust pays for the preparation, printing and filing of copies of the Trust's registration statement and the Fund's prospectus as required under federal and state securities laws. (See "Distributor" in the Statement of Additional Information.)

     59 Wall Street Distributors holds itself available to receive purchase orders for Fund shares.

                             Custodian, Transfer and
                            Dividend Disbursing Agent

     State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 351, Boston, Massachusetts 02110, is the Fund's Custodian, Transfer and Dividend Disbursing Agent. As Custodian, it is responsible for maintaining books and records of the Fund's portfolio transactions and holding the Fund's portfolio securities and cash pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator, the Custodian maintains the Fund's accounting and portfolio transaction records and for each day computes the Fund's net asset value, net investment income and dividend payable. As Transfer and Dividend
Disbursing Agent it is responsible for maintaining the books and records detailing ownership of the Fund's shares.

                              Independent Auditors

     Deloitte & Touche LLP are the independent auditors for the Fund.

NET ASSET VALUE
================================================================================

     The Fund's net asset value per share is determined once daily at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading and New York banks are open for business.

     The determination of the Fund's net asset value per share is made by subtracting from the value of the total assets of the Fund the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. It is anticipated that the net asset value per share of the Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.

     The Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the Fund's portfolio securities fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Fund would receive if the security were sold. (See "Net Asset Value" in the Statement of Additional Information.)

DIVIDENDS AND DISTRIBUTIONS
================================================================================

     All the Fund's net income and short-term capital gains and losses, if any, are declared as a dividend daily and paid monthly.

     Net income of the Fund consists of (i) accrued interest, accretion of discount and amortization of premium, (ii) plus net short-term capital gains or losses realized on sales of portfolio securities of the Fund, and (iii) less the accrued expenses of the Fund applicable to that dividend period. (See "Net Asset Value".)

     Determination of the Fund's net income is made immediately prior to the determination of the net asset value per share at 4:00 P.M., New York time on each day the New York Stock Exchange is open for regular trading and New York banks are open for business. Net income for days other than such business days is determined as of 4:00 P.M., New York time on the immediately preceding business day. Dividends declared are payable to shareholders of record on the date of determination. Shares purchased through submission of a purchase order, prior to 11:00 A.M., New York time on such business day begin earning dividends on that business day. Shares redeemed do not qualify for a dividend on the business day that the redemption is executed. (See "Redemption of Shares".)

     Unless a shareholder otherwise elects, dividends are automatically reinvested in additional Fund shares without reference to the minimum subsequent purchase requirement. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

     A shareholder whose shares are held by Brown Brothers Harriman & Co. on behalf of the shareholder and who elects to have dividends paid in cash has the amount of such dividends automatically credited to the shareholder's account with Brown Brothers Harriman & Co. Such a shareholder who elects to have dividends reinvested is able to do so, in both whole and fractional shares.

     A shareholder whose shares are held directly in the shareholder's name on the books of the Trust and who elects to have dividends paid in cash receives a check in the amount of such dividends. Such a shareholder who elects to have dividends reinvested is able to do so, in both whole and fractional shares.

TAXES
================================================================================

     Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, the Fund is not subject to federal income taxes on its net income and realized net capital gains that are distributed to its shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to continue to meet such requirements.

     Dividends of net income (as defined under "Dividends and Distributions") and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These distributions are not eligible for the dividends-received deduction allowed to corporate shareholders.

     Under U.S. Treasury regulations, the Trust and each Eligible Institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

                              State and Local Taxes

     Assets  of the  Fund  are  invested  in  direct  obligations  of  the  U.S.
Government, the interest from which is specifically exempted from state and local income taxes when held directly by taxpayers. All states by legislation or regulation allow the character of interest income from direct obligations of the U.S. Government received by a regulated investment company organized as a series of a Massachusetts business trust, such as the Fund, to pass through to shareholders. However, a shareholder of the Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Fund's income which is derived from repurchase agreements to the extent practicable. The Trust intends to advise shareholders of the proportion of the Fund's dividends which is derived from interest on direct obligations of the U.S. Government.

     Dividends paid from the Fund which are derived from interest on direct obligations of the U.S. Government are generally expected to be exempt from income taxation in the District of Columbia and the following states:

   Alabama                        Louisiana                       Ohio
   Arizona                        Maine                           Oklahoma
   Arkansas                       Maryland                        Oregon
   Colorado                       Massachusetts                   Pennsylvania
   Delaware                       Michigan                        Rhode Island
   Dist. Columbia                 Minnesota                       South Carolina
   Georgia                        Missouri                        Tennessee
   Hawaii                         Mississippi                     Utah
   Idaho                          Montana                         Vermont
   Illinois                       Nebraska                        Virginia
   Indiana                        New Hampshire                   West Virginia
   Iowa                           New Mexico                      Wisconsin.
   Kansas                         North Carolina
   Kentucky                       North Dakota

     Such dividends are also generally expected to be so exempt in the following states provided that a certain minimum percentage of the Fund's assets consist of direct obligations of the U.S. Government. It is the Trust's intention to meet these minimum percentage requirements, none of which is greater than 80%.

   California                     New Jersey                      New York.
   Connecticut

     There is currently no state income tax in the following states:

   Alaska                         South Dakota                    Washington
   Florida                        Texas                           Wyoming.
   Nevada

     Shareholders are urged to consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid from the Fund which is derived from interest on direct obligations of the U.S. Government.

                                Foreign Investors

     The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments in money market instruments would not be subject to United States withholding tax.

                                Other Information

     Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January.

     This tax discussion is based on the tax laws and regulations in effect on the date of this Prospectus, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

DESCRIPTION OF SHARES
================================================================================

     The Trust is an open-end management investment company organized on June 7, 1983, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Its offices are located at 6 St. James Avenue, Boston, Massachusetts 02116; its telephone number is (617) 423-0800.

     Pursuant to the Trust's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of full and fractional shares of each series of the Trust, one of which is the Fund. The Trustees may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Trust and may authorize the creation of additional series of shares, the proceeds of which would be invested in separate, independently managed portfolios. Currently there are two series in addition to the Fund.

     The Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees have been elected by the shareholders.

     Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

     Shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for fractional shares. The voting rights of shareholders are not cumulative. Shares have no preemptive or conversion rights. The rights of redemption are described elsewhere herein. Shares when issued are fully paid and nonassessable, except as set forth below. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or as may be permitted by the Declaration of Trust or By-Laws. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders.

     The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one half of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Declaration of Trust provides that, at any meeting of shareholders of the Fund, Brown Brothers Harriman & Co., as an Eligible Institution, may vote any shares as to which Brown Brothers Harriman & Co. is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which Brown Brothers Harriman & Co. is the agent of record. Any shares so voted by Brown Brothers Harriman & Co. are deemed represented at the meeting for purposes of quorum requirements.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

ADDITIONAL INFORMATION
================================================================================

     As used in this Prospectus, the term "majority of the Fund's outstanding voting securities as defined in the 1940 Act" currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

     Fund  shareholders   receive  semi-annual   reports  containing   unaudited
financial statements and annual reports containing financial statements audited by independent auditors.

     The Fund's "yield" and "effective yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Fund's investment results as used in such communications are calculated in the manner set forth below. From time to time, fund rankings from various sources may be quoted.

     The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     This Prospectus omits certain of the information contained in the Statement of Additional Information and the Registration Statement filed with the Securities and Exchange Commission. The Statement of Additional Information may be obtained from 59 Wall Street Distributors without charge and the Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the Rules and Regulations of the Commission.

The 59 Wall Street Trust


Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York  10005

Distributor
59 Wall Street Distributors, Inc.
6 St. James Avenue
Boston, Massachusetts  02116

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York  10005
(212) 493-8100










No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and the Statement of Additional Information, in connection with the offer contained in this Prospectus, and if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Distributor. This Prospectus does not constitute an offer by the Trust or by the Distributor to sell or the solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Trust or the Distributor to make such offer in such jurisdiction.

================================================================================
STATEMENT OF ADDITIONAL INFORMATION

                  THE 59 WALL STREET U.S. TREASURY MONEY FUND

                6 St. James Avenue, Boston, Massachusetts 02116


================================================================================

         The 59 Wall Street U.S. Treasury Money Fund (the "Fund") is a separate portfolio of The 59 Wall Street Trust (the "Trust"), a management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a type of mutual fund commonly known as a money market fund. The Fund is designed to be a cost effective and convenient means of making substantial investments in money market instruments. The Fund's investment objective is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the investment objective of the Fund will be achieved.

         The Trust pursues the investment objective of the Fund by investing in short-term obligations backed as to principal and interest payments by the full faith and credit of the United States of America. Although investments held for the Fund are issued by the U.S. Government, an investment in the Fund is not insured or guaranteed by the U.S. Government.


         Brown Brothers Harriman & Co. is the Fund's investment adviser (the "Investment Adviser"). This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated November 1, 1995, a copy of which may be obtained from the Trust at the address noted above.


                               Table of Contents

                                                        Cross-Reference to
                                       Page             Page in Prospectus


Investment Objective and Policies        2                       4-5
Investment Restrictions                  3                       5-6
Trustees and Officers                    5                         8
Investment Adviser                       8                       8-9
Administrator                            9                         9
Distributor                             10                        11
Net Asset Value                         10                        12
Computation of Performance              11                        15
Federal Taxes                           12                     13-14
Massachusetts Trust                     12                     14-15
Portfolio Transactions                  15                         5
Additional Information                  15                        15
Financial Statements                    17                         4

   The date of this Statement of Additional Information is November 1, 1995.

INVESTMENT OBJECTIVE AND POLICIES

================================================================================

         The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund.

         Treasury Receipts. Assets of the Fund are not invested in stripped securities issued by any entity other than the U.S. Treasury.

         Repurchase Agreements. Repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. This is an agreement in which the seller (the "Lender") of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time will assets of the Fund be invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. The Fund always receives as collateral securities which are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Collateral is marked to the market daily and have a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. Payment for such securities is made for the Fund only upon physical delivery or evidence of book entry transfer to the account of State Street Bank and Trust Company (the "Custodian"). If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.

         Reverse Repurchase Agreements. Reverse repurchase agreements may also be entered into for the Fund, although the current intention is not to do so.

         Loans of Portfolio Securities. Securities of the Fund may be loaned if such loans would be secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Trust in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to Brown Brothers Harriman & Co. or to any affiliate of the Trust or Brown Brothers Harriman & Co.


INVESTMENT RESTRICTIONS

================================================================================

         The Fund is operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the Fund's outstanding voting securities as defined in the 1940 Act" (see "Additional Information").

         Except that the Trust may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, the Trust, with respect to the Fund, may not:

         (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "State and Federal Restrictions" hereafter;

         (2) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained;

         (3) write, purchase or sell any put or call option or any combination thereof;

         (4) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933 in selling a portfolio security;

         (5) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its total assets are invested in repurchase agreements maturing in more than seven days, or (c) by purchasing, subject to the limitation in paragraph 6 below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

         (6) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the its total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days);

         (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

         (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);

         (9) concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry; or

         (10)  issue any  senior  security  (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

         State and Federal Restrictions. In order to comply with certain state and federal statutes and policies the Fund may not as a matter of operating policy (except that the Fund may invest all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) borrow money for any purpose in excess of 10% of its total assets (taken at cost) (moreover, securities are not purchased for the Fund's portfolio at any time at which the amount of its borrowings exceed 5% of the Fund's total assets (taken at market value)), (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of its net assets (taken at market value), (iii) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right would be conditional the sale is made upon the same conditions, (iv) invest for the purpose of exercising control or management, (v) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company are not purchased if such purchase at the time thereof would cause more than 10% of its total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held, (vi) invest more than 10% of its net assets (taken at the greater of cost or market value) in securities that are not readily marketable, (vii) purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class, (viii) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years of continuous operation, or (ix) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of the Investment Adviser, if after the purchase of the securities of such issuer, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value. These policies are not fundamental and may be changed without shareholder approval in response to changes in the various state and federal requirements.

         Percentage and Rating Restrictions. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.

TRUSTEES AND OFFICERS

================================================================================


         The Trustees and executive officers of the Trust, their principal occupation during the past five years (although their titles may have varied during the period) and business addresses are:


                             TRUSTEES OF THE TRUST



         J.V. SHIELDS, JR.* -- Chairman of the Board and Trustee; Director of The 59 Wall Street Fund, Inc. (since September 1990); Managing Director, Chairman and

Chief Executive Officer of Shields & Company; Chairman and Chief Executive Officer of Capital Management Associates, Inc.; and Director of Flowers Industries, Inc.(1) His business address is Shields & Company, 71 Broadway, New York, NY 10006.

         EUGENE P. BEARD** -- Trustee; Director of The 59 Wall Street Fund, Inc. (since April 1993); and Executive Vice President -- Finance and Operations of The Interpublic Group of Companies. His business address is The Interpublic Group of Companies, Inc., 1271 Avenue of the Americas, New York, NY 10020.

         DAVID P. FELDMAN** -- Trustee; Director of The 59 Wall Street Fund, Inc. (since September 1990); Corporate Vice President--Investment Management of American Telephone and Telegraph Co., Inc.; Director of Dreyfus Mutual Funds, Equity Fund of Latin America (since prior to April 1990), New World Balanced Fund (since prior to May 1990), India Magnum Fund (since prior to September
1990), and U.S. Prime Properties Inc. (since February 1990); and Trustee of Corporate Property Investors. His business address is American Telephone and Telegraph Co., Inc., One Oak Way, Room 2EA 176, Berkeley Heights, NJ 07922.

         ALAN G. LOWY** -- Trustee; Private investor; Director of The 59 Wall Street Fund, Inc. (since April 1993); and Secretary of the Los Angeles County Board of Investments (prior to March 1995). His business address is 4111 Clear Valley Drive, Encino, CA 91436.

         ARTHUR D. MILTENBERGER** -- Trustee; Director of The 59 Wall Street Fund, Inc. (since February 1992); Vice President and Chief Financial Officer of Richard K. Mellon and Sons; Treasurer of the Richard King Mellon Foundation; Director of Enterprise Corporation (prior to 1992), Vought Aircraft Corporation (prior to September 1994), Caterair International (prior to April 1994), Computer Renaissance, Inc. (prior to March 1990), and I&M Orchards, Inc. (prior to 1991); and Member of the Valuation Committee of T. Rowe Price Threshold Fund, L.P. (prior to 1992), Advisory Committee of the Carlyle Group and Pittsburgh Seed Fund and the Valuation Committee of Morgenthaler Venture Funds(2). His business address is Richard K. Mellon and Sons, P.O. Box RKM, Ligonier, PA 15658.

                             OFFICERS OF THE TRUST



         PHILIP W. COOLIDGE -- President; Chief Executive Officer and President of Signature Financial Group, Inc. ("SFG"), 59 Wall Street Distributors, Inc. ("59 Wall Street Distributors") (since June 1990) and 59 Wall Street Administrators, Inc. ("59 Wall Street Administrators") (since June 1993).

         JAMES E. HOOLAHAN -- Vice President; Senior Vice President of SFG (since prior to December 1990).

         THOMAS M. LENZ -- Secretary; Vice President and Associate General Counsel of SFG (since prior to November 1990); and Assistant Secretary of 59 Wall Street Distributors (since May 1991) and 59 Wall Street Administrators (since June 1993).

         MOLLY S. MUGLER -- Assistant Secretary; Legal Counsel and Assistant Secretary of SFG; and Assistant Secretary of 59 Wall Street Distributors (since June 1990) and 59 Wall Street Administrators (since June 1993).

         BARBARA M. O'DETTE -- Assistant Treasurer; Assistant Treasurer of SFG, 59 Wall Street Distributors (since June 1990) and 59 Wall Street Administrators (since June 1993).

         DAVID G. DANIELSON -- Assistant Treasurer; Assistant Manager of SFG (since May 1991); and Graduate Student, Northeastern University (prior to March
1991).

         BRIAN J. HALL -- Assistant Treasurer; Fund Administrator of SFG (since November 1991); and Senior State Regulation Administrator of The Boston Company (prior to November 1991).
------------------------

* Mr. Shields is an "interested person" of the Trust because of his affiliation with a registered broker-dealer.

**    These Trustees are members of the Audit Committee.

(1) Shields & Company, Capital Management Associates, Inc. and Flowers Industries, Inc., with which Mr. Shields is associated, are a registered broker-dealer and a member of the New York Stock Exchange, a registered investment adviser, and a diversified food company, respectively.

(2) Richard K. Mellon and Sons, Richard King Mellon Foundation, Enterprise Corporation, Vought Aircraft Corporation, Caterair International, The Carlyle Group and Morgenthaler Venture Funds, with which Mr. Miltenberger is or has been associated, are a private foundation, a private foundation, a business development firm, an aircraft manufacturer, an airline food services company, a merchant bank, and a venture capital partnership, respectively.


      Each Trustee and officer listed above holds the equivalent position with The 59 Wall Street Fund, Inc. The address of each officer is 6 St. James Avenue, Boston, Massachusetts 02116. Messrs. Coolidge, Hoolahan, Lenz, Danielson and Hall and Mss. Mugler and O'Dette also hold similar positions with other investment companies for which affiliates of 59 Wall Street Distributors serve as the principal underwriter.


         Except for Mr. Shields, no Trustee is an "interested person" of the Trust as that term is defined in the 1940 Act.


      The Trustees receive a base annual fee of $15,000 (except the Chairman who receives a base annual fee of $20,000) which is paid jointly by all series of the Trust and The 59 Wall Street Fund, Inc. and allocated among the series based upon their respective net assets. In addition, each series which has commenced operations pays an annual fee to each Trustee of $1,000. The aggregate compensation to each Trustee from the Trust and the Fund Complex (the Fund Complex consists of the Trust and The 59 Wall Street Fund, Inc. which currently consists of six series) was less than $60,000.

      By virtue of the responsibilities assumed by Brown Brothers Harriman & Co. under the Investment Advisory Agreement and the Administration Agreement (see "Investment Adviser" and "Administrator"), the Trust itself requires no employees other than its officers, and none of its officers devote full time to the affairs of the Trust or, other than the Chairman, receive any compensation from the Fund.


      As of September 30, 1995, the Trust's Trustees and officers as a group owned less than 1% of the Fund's outstanding shares of the Trust. At the close of business on that date, no person, to the knowledge of management, owned beneficially more than 5% of the outstanding shares of the Fund except American Saw and Manufacturing, Co. owned 32,058,993 (20.48%) shares of the Fund and Mr. Joseph C. McNay owned 10,477,924 (6.69%) shares of the Fund, each c/o Brown Brothers Harriman & Co., 59 Wall Street, New York, New York 10005. As of that date, the Partners of Brown Brothers Harriman & Co. and their immediate families owned 1,005,829 (0.64%) shares of the Fund. Brown Brothers Harriman & Co. and its affiliates separately were able to direct the disposition of an additional 28,007,734 (17.89%) shares of the Fund, as to which Brown Brothers Harriman & Co.

disclaims beneficial ownership.

INVESTMENT ADVISER

 ==============================================================================


      Under its Investment Advisory Agreement with the Trust, subject to the general supervision of the Trust's Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman & Co. provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman & Co. to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund and to manage, generally, the Fund's investments.


      The Investment Advisory Agreement between Brown Brothers Harriman & Co. and the Trust is dated February 12, 1991, as amended and restated November 1, 1993 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved annually (i) by a vote of the holders of a "majority of the Fund's outstanding voting securities as defined in the 1940 Act" or by the Trust's Trustees, and (ii) by a vote of a majority of the Trustees of the Trust who are not parties to the Investment Advisory
Agreement or "interested persons" (as defined in the 1940 Act) of the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was last approved by the Independent Trustees on August 22, 1995. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or by a vote of the holders of a "majority of the Fund's outstanding voting securities as defined in the 1940 Act" on 60 days' written notice to Brown Brothers Harriman & Co. and by Brown Brothers Harriman & Co. on 90 days' written notice to the Trust (see "Additional Information").


      The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.15% of the Fund's average daily net assets. Prior to November 1, 1993, the investment advisory fee was an annual rate equal to 0.40% of the Fund's average daily net assets. For the fiscal years ended June 30, 1995, 1994 and 1993, the Fund incurred fees for advisory services totalling $177,219, $296,035 and $591,677, respectively.


      The Glass-Steagall Act prohibits certain financial institutions from engaging in the business of underwriting, selling or distributing securities and from sponsoring, organizing or controlling a registered open-end investment company continuously engaged in the issuance of its shares, such as the Fund. There is presently no controlling precedent prohibiting financial institutions such as Brown Brothers Harriman & Co. from performing investment advisory, administrative or shareholder servicing/eligible institution functions. If Brown Brothers Harriman & Co. were to terminate its Investment Advisory Agreement with the Fund or were prohibited from acting in such capacity, it is expected that the Trustees would recommend to the shareholders that they approve a new investment advisory agreement for the Fund with another qualified adviser. If Brown Brothers Harriman & Co. were to terminate its Shareholder Servicing Agreement, Eligible Institution Agreement or Administration Agreement with the Trust or were prohibited from acting in any such capacity, its customers would be permitted to remain shareholders of the Trust and alternative means for providing shareholder services or administrative services, as the case may be, would be sought. In such event, although the operation of the Trust might change, it is not expected that any shareholders would suffer any adverse financial consequences. However, an alternative means of providing shareholder services might afford less convenience to shareholders.

ADMINISTRATOR

 ===============================================================================

      The Administration Agreement between the Trust and Brown Brothers Harriman & Co. (dated November 1, 1993) will remain in effect for two years from such date and thereafter, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees of the Trust approved the
Trust's Administration Agreement on August 22, 1995. The agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities as defined in the 1940 Act" of the Trust (see "Additional Information"). The Administration Agreement is terminable by the Trust's Trustees or shareholders of the Trust on 60 days' written notice to Brown Brothers Harriman & Co. and by Brown Brothers Harriman & Co. on 90 days' written notice to the Trust.

      The administrative fee paid to Brown Brothers Harriman & Co. is calculated daily and payable monthly at an annual rate equal to 0.10% of the Fund's average daily net assets. Prior to November 1, 1993, 59 Wall Street Distributors served as administrator for the Trust and was paid an annual rate equal to 0.05% of the Fund's average daily net assets. During the fiscal years ended June 30, 1995, 1994 and 1993, the Fund paid administrative fees totalling $118,146, $107,165 and $73,960, respectively.

DISTRIBUTOR

 ===============================================================================

      The Distribution Agreement (dated August 31, 1990) between the Trust and 59 Wall Street Distributors remains in effect indefinitely, but only so long as such agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Distribution Agreement was most recently approved by the Independent Trustees of the Trust on February 22, 1995. The agreement terminates automatically if assigned by either party thereto and is terminable with respect to the Fund at any time without penalty by a vote of a majority of the Trustees of the Trust or by a vote of the holders of a "majority of the Fund's outstanding voting securities as defined in the 1940 Act" (see "Additional Information"). The Distribution Agreement is terminable with respect to the Fund by the Trust's Trustees or shareholders of the Fund on 60 days' written notice to 59 Wall Street Distributors. The agreement is terminable by 59 Wall Street Distributors on 90 days' written notice to the Trust.


NET ASSET VALUE

 ===============================================================================


      The net asset value of each of the Fund's shares is determined each day the New York Stock Exchange is open for regular trading and New York banks are open for business. (As of the date of this Statement of Additional Information, such Exchange and banks are so open every weekday except for the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.) This determination of net asset value of each share of the Fund is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets the amount of its liabilities and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made. It is anticipated that the net asset value of each share of the Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust employs specific investment policies and procedures to accomplish this result.

      Pursuant to a rule of the Securities and Exchange Commission, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of its shareholders. The use of amortized cost valuations for the Fund is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the Fund's shareholders, the Trustees have established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (ii) the procedures include periodic review by the Trustees, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the net asset value per share using amortized cost and the net asset value per share based upon available indications of market value with respect to such portfolio securities;
(iii) the Trustees
will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees will take such steps as they consider appropriate, such as changing the dividend policy, shortening the average portfolio maturity, realizing gains or losses, establishing a net asset value per share by using available market quotations, or reducing the number of the Fund's outstanding shares, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

      Any reduction of outstanding shares are effected by having each shareholder contribute to the Fund's capital the necessary shares on a pro rata basis. Each shareholder is deemed to have agreed to such contribution in these circumstances by that shareholder's investment in the Fund.

      Such conditions also generally require that: (i) investments for the Fund be limited to instruments which the Trustees determine present minimal credit risks and which are of high quality as determined by any nationally recognized statistical rating organization that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained appropriate to the Fund's objective of maintaining a stable net asset value of $1.00 per share and no instrument is purchased with a remaining maturity of more than 13 months; (iii) the Fund's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities).

COMPUTATION OF PERFORMANCE

 ===============================================================================

      The current and effective yields of the Fund may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. The Fund's current yield for the seven-day calendar period ended June 30, 1995 was 5.10%. In addition, the Trust may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the Fund's effective annualized yield for the seven-day calendar period ended June 30, 1995 was 5.23%.

      The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held for the Fund, changes in interest rates on investments, and the Fund's expenses during the period.

      Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

FEDERAL TAXES

 ===============================================================================


      Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders.

      Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities; (b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

      To maintain a constant $1.00 per share net asset value, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.
MASSACHUSETTS TRUST

 ===============================================================================


      The Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. Shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series vote together in the election or selection of Trustees, principal underwriters and auditors for the Trust. Upon liquidation or dissolution of the Trust, the shareholders of each series are entitled to share pro rata in the net assets of their respective series available for distribution to shareholders. The Trust reserves the right to create and issue additional series of shares. The Trust currently consists of three series.

      Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares.

      Stock certificates are not issued by the Trust.

      The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder's incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

      The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      The Trust may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to the Fund. In such event, the Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from the Fund would be reduced. At a shareholder's meeting held on September 23, 1993, the Fund's shareholders approved changes to the investment restrictions of the Fund to authorize such an investment. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

      It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Fund's shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

      However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to (a) any proposal relating to the investment company in which the Fund's assets were invested, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Fund.

PORTFOLIO TRANSACTIONS

 ===============================================================================

      Brown Brothers Harriman & Co., as Investment Adviser, places orders for all purchases and sales of portfolio securities, enters into repurchase and reverse repurchase agreements and executes loans of portfolio securities. Fixed-income securities are generally traded at a net price with dealers acting as principal for their own account without a stated commission. The price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      On those occasions when Brown Brothers Harriman & Co. deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman & Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman & Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

ADDITIONAL INFORMATION

 ===============================================================================


      As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding voting securities as defined in the 1940 Act" currently means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or represented by proxy; or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less.

      Fund  shareholders   receive  semi-annual  reports  containing   unaudited
financial statements and annual reports containing financial statements audited by the independent auditors.

      A shareholder's right to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the net asset value of, the Fund's portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the Securities and Exchange Commission may permit.

      With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

      Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

      A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts.


 FINANCIAL STATEMENTS
 =============================================================================

      The Fund's current annual report to shareholders as filed with the Securities and Exchange Commission pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder is hereby incorporated herein by reference. A copy of such report will be provided without charge to each person receiving this Statement of Additional Information.


WS5039G

                                     PART C
                               OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


(a)      Financial Statements:

         Financial Statement included in the Prospectus constituting Part A of this Registration Statement:


                  Financial Highlights for each of the years in the five year periods ended June 30, 1995.


         Financial   Statements   included  in  the   Statement  of   Additional
Information constituting Part B of this Registration Statement:


                  Statement of Assets and Liabilities at June 30, 1995. Statement of Operations for the year ended June 30, 1995. Statement of Changes in Net Assets for the years ended June
                    30, 1994 and June 30, 1995.
                  Financial  Highlights  for each of the  years in the five year periods ended June 30, 1995.
                  Notes to Financial Statements.
                  Independent Auditors' Report.


(b)      Exhibits:


1(a)     Amended and Restated Declaration of Trust of the
         Registrant (10)
1(b)     Designation of Series of The 59 Wall Street U.S. Treasury Money
         Fund (10)
1(c) Designation of Series of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (10)
2        By-Laws of the Registrant (10)
3        Not Applicable
4        Not Applicable
5(a)     Advisory Agreement with respect to The 59 Wall Street Money
         Market Fund (7)
 (b)     Advisory Agreement with respect to The 59 Wall Street U.S.
         Treasury Money Fund (10)
 (c)     Advisory Agreement with respect to The 59 Wall Street Tax
         Free Short/Intermediate Fixed Income Fund (8)
6        Distribution Agreement (2)
7        Not Applicable
8(a)     Custody Agreement (1)
 (b)     Transfer Agency Agreement (1)
9(a)     Amended and Restated Administration Agreement (9)
 (b)     Subadministrative Services Agreement (9)
 (c)     License Agreement (2)
 (d)     Shareholder Servicing Agreement (9)
 (e)     Eligible Institution Agreement (9)
 (f)     Form of Expense Reimbursement Agreement with respect to
         The 59 Wall Street Money Market Fund (6)
 (g)     Form of Expense Reimbursement Agreement with respect to
         The 59 Wall Street U.S. Treasury Money Fund (6)
 (h)     Form of Expense Reimbursement Agreement with respect to
         The 59 Wall Street Tax Free Short/Intermediate Fixed Income
         Fund (7)
10       Opinion of Counsel (including consent) (1)
11       Consent of independent auditors (10)
12       Not Applicable
13       Purchase Agreement (1)
14       Not Applicable
15       Not Applicable
16(a)    Schedule of Computation of Performance Quotations
           with respect to The 59 Wall Street Money Market Fund (5)
  (b)   Schedule of Computation of Performance Quotations
          with respect to The 59 Wall Street U.S. Treasury Money
          Fund (6)
  (c)   Schedule of Computation of Performance Quotations with
          respect to The 59 Wall Street Tax Free
          Short/Intermediate Fixed Income Fund (4)
17      Financial Data Schedule. (10)



(1) Filed with Amendment No. 1 to this Registration Statement on October 28, 1983.
(2) Filed with Amendment No. 10 to this Registration Statement on August 31, 1990.
(3) Filed with Amendment No. 11 to this Registration Statement on February 14, 1991.
(4) Filed with Amendment No. 14 to this Registration Statement on June 15, 1992.
(5) Filed with Amendment No. 15 to this Registration Statement on October 27, 1992.
(6) Filed with Amendment No. 16 to this Registration Statement on October 27, 1992.
(7) Filed with Amendment No. 17 to this Registration Statement on September 3, 1993.
(8) Filed with Amendment No. 18 to this Registration Statement on September 3, 1993.
(9) Filed with Amendment No. 19 to this Registration Statement on September 3, 1993.
(10)     Filed herewith.

ITEM 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.


         See "Trustees and Officers" in the Statement of Additional Information filed as part of this Registration Statement.

ITEM 26.          NUMBER OF HOLDERS OF SECURITIES (September 30, 1995).


                 Title of Class                      Number of Record Holders


            Shares of Beneficial Interest                    3,477
    (The 59 Wall Street Money Market Fund)

            Shares of Beneficial Interest                      590
 (The 59 Wall Street U.S. Treasury Money Fund)

            Shares of Beneficial Interest                      307
 (The 59 Wall Street Tax Free Short/Intermediate

                Fixed Income Fund)

ITEM 27.          INDEMNIFICATION.


         As permitted by Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VII of the Registrant's By-Laws, officers, Trustees, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 5 of the Distribution Agreement, 59 Wall Street Distributors, Inc., as Distributor of shares of each series of the Registrant, may be indemnified against certain liabilities which it may incur. Such Article VII of the By-Laws and Section 5 of the Distribution Agreement are hereby incorporated by reference in their entirety.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant or the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         The investment adviser of the Registrant's Money Market Fund, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc.

         To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.


ITEM 29.          PRINCIPAL UNDERWRITERS.


         (a) 59 Wall Street Distributors, Inc. ("59 Wall Street Distributors") and its affiliates also serve as administrator and/or distributor to other registered investment companies.

         (b) Set forth below are the names, principal business addresses and positions of each Director and officer of 59 Wall Street Distributors. The principal business address of these individuals is c/o 59 Wall Street Distributors, Inc., 6 St. James Avenue, Boston, MA 02116. Unless otherwise specified, no officer or Director of 59 Wall Street Distributors serves as an officer or Trustee of the Registrant.

PHILIP W. COOLIDGE: President, Chief Executive Officer and Director of 59 Wall Street Distributors. President of Registrant.

JOAN R. GULINELLO: Secretary of 59 Wall Street Distributors. Secretary and Treasurer of Registrant.

LINDA T. GIBSON: Assistant Secretary of 59 Wall Street Distributors.

THOMAS M. LENZ: Assistant Secretary of 59 Wall Street Distributors. Assistant Secretary of Registrant.

MOLLY S. MUGLER: Assistant Secretary of 59 Wall Street Distributors. Assistant Secretary of Registrant.

ANDRES E. SALDANA: Assistant Secretary of 59 Wall Street Distributors.

SUSAN JAKUBOSKI: Assistant Treasurer of 59 Wall Street Distributors.

BARBARA M. O'DETTE: Assistant Treasurer of 59 Wall Street Distributors.

DAVID G. DANIELSON:  Assistant Treasurer of Registrant.

BRAIN J. HALL:  Assistant Treasurer of Registrant.

ROBERT G. DAVIDOFF: Director of 59 Wall Street Distributors; CMNY Capital, L.P., 135 East 57th Street, New York, NY 10022.

DONALD S. CHADWICK: Director of 59 Wall Street Distributors; 4609 Bayard Street, Apartment 411, Pittsburgh, PA 15213.

LEEDS HACKETT: Director of 59 Wall Street Distributors; Hackett Associates Limited, 1260 Avenue of the Americas, 12th Floor, New York, NY 10020.



LAURENCE B. LEVINE: Director of 59 Wall Street Distributors; Blair Corporation, 250 Royal Palm Way, Palm Beach, FL 33480.

KATE B.M. BOLSOVER: Director of 59 Wall Street Distributors; Signature Financial Group (Europe), Ltd., 49 St. James's Street, London SW1A 1JT.

         (c) Not Applicable.

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:

         The 59 Wall Street Trust
         59 Wall Street Distributors, Inc.
         59 Wall Street Administrators, Inc.
         6 St. James Avenue
         Boston, MA 02116
         Brown Brothers Harriman & Co.
         59 Wall Street
         New York, NY 10005

         State Street Bank and Trust Company
         1776 Heritage Drive
         North Quincy, MA 02171

ITEM 31.          MANAGEMENT SERVICES.

         Other than as set forth under the caption "Management of the Trust" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32.          UNDERTAKINGS.

         (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A ("Registration Statement") pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 26th day of October, 1995.

THE 59 WALL STREET TRUST

By PHILIP W. COOLIDGE
   (Philip W. Coolidge, President)

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                            Date


                                  Trustee and
/s/JOSEPH V. SHIELDS, JR.         Chairman of the Board        October 26, 1995
(J.V. Shields, Jr.)

                                  President (Principal
/s/PHILIP W. COOLIDGE             Executive Officer)           October 26, 1995
(Philip W. Coolidge)


/s/H.B. ALVORD                    Trustee                      October 26, 1995
(H.B. Alvord)


/s/EUGENE P. BEARD                Trustee                      October 26, 1995
(Eugene P. Beard)


/s/DAVID P. FELDMAN               Trustee                      October 26, 1995
(David P. Feldman)


/s/ARTHUR D. MILTENBERGER         Trustee                      October 26, 1995
(Arthur D. Miltenberger)


/s/ALAN G. LOWY                   Trustee                      October 26, 1995
(Alan G. Lowy)

                                  Acting Treasurer (Acting
                                  Principal Financial and
/s/DAVID G. DANIELSON             Principal Accounting Officer)October 26, 1995
(David G. Danielson)

                               INDEX TO EXHIBITS


Exhibit No.            Description of Exhibit


1(a)                  Amended and Restated Declaration of Trust of the
                      Registrant

1(b)                  Designation of Series of The 59 Wall Street U.S. Treasury
                      Money Fund

1(c) Designation of Series of The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund

2                     By-Laws of the Registrant

5(b) Advisory Agreement with respect to The 59 Wall Street U.S. Treasury Money Fund

11                    Consent of independent auditors

17                    Financial Data Schedules